Share Capital - Disclosure of fair value assumptions of options granted (Details) - Year	12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk Free Interest Rate	3.41%
Expected Dividend Yield	0.00%	0.00%
Expected Volatility	75.00%
Expected Term in Years	5
Bottom of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk Free Interest Rate		3.29%
Expected Volatility		63.00%
Expected Term in Years		2
Top of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk Free Interest Rate		3.99%
Expected Volatility		96.24%
Expected Term in Years		5